Royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 50,779	$ 37,984
Royalty, stream and other interests cost Opening	45,577	41,903
Additions	17,815	3,674
Impairment	(764)
Royalty, stream and other interests cost Ending	62,628	45,577
Royalty, stream and other interests Accumulated Depletion Open	(7,593)	(4,460)
Depletion	(4,256)	(3,133)
Royalty, stream and other interests Accumulated Depletion Ending	(11,849)	(7,593)
Producing [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	25,128	18,315
Royalty, stream and other interests cost Opening	22,946	23,173
Additions	11,752	2,423
Impairment	0
Royalty, stream and other interests cost Ending	34,698	25,596
Royalty, stream and other interests Accumulated Depletion Open	(5,358)	(4,195)
Depletion	(4,212)	(3,086)
Royalty, stream and other interests Accumulated Depletion Ending	(9,570)	(7,281)
Non-producing [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	25,582	19,669
Royalty, stream and other interests cost Opening	22,631	18,730
Additions	5,994	1,251
Impairment	(764)
Royalty, stream and other interests cost Ending	27,861	19,981
Royalty, stream and other interests Accumulated Depletion Open	(2,235)	(265)
Depletion	(44)	(47)
Royalty, stream and other interests Accumulated Depletion Ending	(2,279)	$ (312)
Deferred acquisition costs [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	69
Royalty, stream and other interests cost Opening	0
Additions	69
Impairment	0
Royalty, stream and other interests cost Ending	69
Royalty, stream and other interests Accumulated Depletion Open	0
Depletion	0
Royalty, stream and other interests Accumulated Depletion Ending	$ 0